Principal Funds, Inc.
Supplement dated March 29, 2018
to the Statement of Additional Information dated March 1, 2018
(as supplemented on March 16, 2018)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

In the Sub-Advisory Agreements for the Funds section, delete the Aggregate Fees Paid to Sub-Advisers and Fees Paid to Post tables and replace with the following:

Aggregate Fees Paid to Sub-Advisers (other than Wholly-Owned Sub-Advisers and Post) for Fiscal Years Ended October 31 (dollar amounts in thousands)
	2017		2016		2015
Fund	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets
Global Diversified Income	$20,238	0.40%	$22,413	0.40%	$25,958	0.42%

Fees Paid to Post for Fiscal Years Ended October 31 (dollar amounts in thousands)
	2017		2016		2015
Fund	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets
Global Diversified Income (Post)	$2,283	0.30%	$3,353	0.30%	$3,038	0.30%

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